Financial Instruments - Schedule of Age of Impaired Trade Receivables (Details) - Credit risk [member] - Financial Assets Impaired - Trade Receivables - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of impaired trade receivables	$ 166	$ 309
Past Due Less Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of impaired trade receivables
Past Due More Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of impaired trade receivables	$ 166	$ 309